Related party transactions - Statement of income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Revenues
Time charter revenue Hoegh Gallant	$ 36,982	$ 37,301	$ 106,834	$ 107,695
Operating expenses
Vessel operating expenses	(6,699)	(5,794)	(21,656)	(17,009)
Interest income from joint ventures	189	179	685	540
Interest expense and commitment fees to Hoegh LNG	(6,957)	(6,655)	(20,941)	(20,437)
Total	13,704	19,882	33,995	61,511
Hoegh Gallant [Member]
Revenues
Time charter revenue Hoegh Gallant	12,506	12,449	34,816	35,594
Hoegh LNG and Subsidiaries [Member]
Operating expenses
Vessel operating expenses	(8,538)	(5,177)	(19,244)	(14,851)
Hours, travel expense and overhead and Board of Directors' fees	(813)	(868)	(2,944)	(2,587)
Interest income from joint ventures	75	69	218	203
Interest expense and commitment fees to Hoegh LNG	(399)	(690)	(1,753)	(2,331)
Total	$ 2,831	$ 5,783	$ 11,093	$ 16,028